Related Party Transactions - Summary of Transactions with Related Party Pension Plans (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Related party transactions [abstract]
Equity shares issued by the Group held in plan assets	€ 0	€ 0
Other assets	1	2
Fees paid from plan assets to asset managers of the Group	16	16
Market value of derivatives with a counterparty of the Group	411	679
Notional amount of derivatives with a counterparty of the Group	€ 8,885	€ 9,730